SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  MARCH 1999

		THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			     Approx Asset
Date	         Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

3-1      GER    4600     13.25       14.55        Paine Webber
3-2	   " "   46900     13.0625     10.45            " "
3-3	   " "    4600     12.8125     14.13            " "
3-9	   " "    6100     12.7295     14.45        Weeden & Co.
3-10	   " "   36000     12.6042     14.47            " "
3-18	   " "   11900     13.1865     15.25        Paine Webber
3-19	   " "   10000     13.435      15.31            " "
3-22	   " "   11000     13.0909     15.09            " "
3-23	   " "   21900     12.9715     14.79            " "
3-25	   " "    6000     12.8125     14.63            " "
3-26	   " "   11700     12.7447     14.19            " "
3-29	   " "   21100     12.859      14.45            " "
3-30	   " "   20000     12.875      14.46            " "

The Germany Fund, Inc.
( Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement  4/12/99